DERIVATIVE INSTRUMENTS HEDGING AND NON-HEDGING ACTIVITIES (Details 4) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Designated credit reserve, Acquisitions	$ (24,122,429)	$ (13,934,657)
Designated credit reserve, Accretion of net discount	0	0
Designated credit reserve, Realized credit losses	7,218,306	1,005,426
Designated credit reserve, Ending balance	(16,904,123)	(12,929,231)
Unamortized net discount, Acquisitions	(28,179,701)	(7,592,017)
Unamortized net discount, Accretion of net discount	2,170,259	870,268
Unamortized net discount, Realized credit losses	0	0
Unamortized net discount, Ending balance	(26,009,442)	(6,721,749)
Acquisitions, Total	(52,302,130)	(21,526,674)
Accretion of net discount, Total	2,170,259	870,268
Realized credit losses, Total	7,218,306	1,005,426
Ending balance, Total	$ (42,913,565)	$ (19,650,980)